Loss per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	224,055	3,022,141	2,728,201
Convertible Redeemable Preference Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	0	2,871,351	2,576,688
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,000	0	0
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	32,452	0	0
Share options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	53,096	114,244	115,212
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	64,752	36,546	36,301
Options To Swap the Shares In GHL Subsidiaries for GHL Class A Ordinary Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	47,755	0	0